Earnings Per Share/ADS - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Autohome Inc.		¥ 3,405,229	$ 521,872	¥ 3,199,966		¥ 2,871,015
Denominator:
Weighted average ordinary shares outstanding	[1]	477,467,268	477,467,268	474,328,384		470,687,884
Basic earnings per ADS | (per share)		¥ 7.13	$ 1.09	¥ 6.75	[1]	¥ 6.10	[1]
Numerator:
Net income attributable to Autohome Inc.		¥ 3,405,229	$ 521,872	¥ 3,199,966		¥ 2,871,015
Denominator:
Weighted average ordinary shares outstanding	[1]	477,467,268	477,467,268	474,328,384		470,687,884
Dilutive effect of share-based awards		2,219,112	2,219,112	3,732,604		6,253,632
Weighted average number of shares outstanding-diluted	[1]	479,686,380	479,686,380	478,060,988		476,941,516
Diluted earnings per ADS | (per share)		¥ 7.10	$ 1.09	¥ 6.69	[1]	¥ 6.02	[1]
Earnings Per Ads Attributable To Ordinary Shareholders [Abstract]
Net income per ADS – basic | (per share)		7.13	1.09	6.75	[1]	6.10	[1]
Net income per ADS – diluted | (per share)		7.10	1.09	6.69	[1]	6.02	[1]
ADR [Member]
Denominator:
Basic earnings per ADS | (per share)		28.53	4.37	26.99		24.40
Denominator:
Diluted earnings per ADS | (per share)		28.40	4.35	26.77		24.08
Earnings Per Ads Attributable To Ordinary Shareholders [Abstract]
Net income per ADS – basic | (per share)		28.53	4.37	26.99		24.40
Net income per ADS – diluted | (per share)		¥ 28.40	$ 4.35	¥ 26.77		¥ 24.08

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.